Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table presents information regarding related party transactions with these customers:

	Fiscal Year Ended
	September 26, 2014
(in thousands)	Tyco and affiliates	CD&R affiliates
Net sales	$5,933	$105,681
Cost of sales	4,943	78,019